Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ (339)	$ (742)	$ (133)
Formula variation in mining taxation rate	8	(7)	0
Disallowable expenditure	(38)	(37)	(89)
Effect of income tax rates of other countries	(38)	50	(46)
Reversal of valuation allowance	(17)	42	6
Impact of change in estimated deferred taxation rate	8	(11)	8
Impact of change in statutory taxation rate	72	0	0
Other	4	0	(1)
Total income and mining tax (expense)/benefit	$ (340)	$ (705)	$ (255)